Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment

	December 31,
	2024	2025
	US$	US$

Gross carrying amount
Servers, computers and equipment	300,157	301,482
Buildings	267,661	295,332
Construction in progress	214,728	274,918
Motor vehicles	17,387	17,198
Renovation of buildings	14,363	14,809
Leasehold improvements	5,582	5,772
Furniture, fixture and office equipment	4,868	4,744

Total of gross carrying amount	824,746	914,255
Less: accumulated depreciation	(325,023)	(341,811)

Less: impairment loss	—	(7,320)

Property and equipment, net	499,723	565,124